Inventory, Net	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Inventory, net	4. Inventory, net Inventory, net of reserves, consisted of the following:
	December 31, 2023	December 31, 2022
Raw materials	$22	$9
Finished goods	532	406
Inventory	$554	$415